Inventories (Details) - ARS ($)	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Inventories	$ 28,216,000,000	$ 28,933,000,000
Crops [Member]
Statement [Line Items]
Inventories	12,892,000,000	13,317,000,000
Materials And Supplies [Member]
Statement [Line Items]
Inventories	14,923,000,000	14,556,000,000
Sugarcane [Member]
Statement [Line Items]
Inventories	202,000,000	629
Agricultural Inventories [Member]
Statement [Line Items]
Inventories	28,017,000,000	28,502,000,000
Total Inventories [Member]
Statement [Line Items]
Inventories	28,216,000,000	28,933,000,000
Supplies for Hotels [Member]
Statement [Line Items]
Inventories	$ 199,000,000	$ 431